Document and Entity Information	Mar. 18, 2024
Document And Entity Information [Line Items]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001789029
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 18, 2024
Entity Registrant Name	Aeva Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39204
Entity Tax Identification Number	84-3080757
Entity Address, Address Line One	555 Ellis Street
Entity Address, City or Town	Mountain View
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	481-7070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	AEVA
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock
Trading Symbol	AEVA.WS
Security Exchange Name	NYSE